Property, Plant, and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	$ 30,365	$ 27,555
Accumulated depreciation, depletion and amortization	(10,144)	(8,973)
Property, plant and equipment - net	20,221	18,582
Oil and Gas Properties [Member] | Nonregulated [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	11,683	9,796
Natural gas gathering and processing facilities [Member] | Nonregulated [Member]
Property, Plant, and Equipment
Estimated Useful Life (years), Minimum	5
Estimated Useful Life (years), Maximum	40
Total property, plant, and equipment, at cost	6,212	5,450
Natural gas transmission facilities [Member] | Regulated [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate, Minimum	0.01%
Property, Plant, and Equipment, Depreciation Rate, Maximum	7.25%
Total property, plant, and equipment, at cost	9,066	8,814
Construction in Progress [Member] | Regulated [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	240	152
Construction in Progress [Member] | Nonregulated [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	865	1,226
Other [Member] | Regulated [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate, Minimum	0.01%
Property, Plant, and Equipment, Depreciation Rate, Maximum	33.33%
Total property, plant, and equipment, at cost	1,359	1,301
Other [Member] | Nonregulated [Member]
Property, Plant, and Equipment
Estimated Useful Life (years), Minimum	3
Estimated Useful Life (years), Maximum	45
Total property, plant, and equipment, at cost	$ 940	$ 816